QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Mar. 31, 2021
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE J - QUARTERLY FINANCIAL DATA (UNAUDITED)

Quarterly Results of Operations (Unaudited):

The unaudited quarterly results of operations for fiscal years 2021 and 2020 are summarized as follows:

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
2021
Net sales	$2,940,768	$6,457,295	$5,124,750	$2,997,338
Gross profit	1,077,143	2,104,028	1,520,323	938,215
Net income (loss)	(78,982)	725,845	78,318	(456,838)
Net income (loss) per share:
Basic and diluted	(0.03)	0.31	0.03	(0.19)

2020
Net sales	$4,343,291	$3,622,269	$3,223,678	$3,613,786
Gross profit	1,244,829	1,090,346	769,992	653,687
Net loss	(608,954)	(700,814)	(1,011,833)	(3,492,290)
Net loss per share:
Basic and diluted	(0.26)	(0.30)	(0.44)	(1.51)